April 30, 2019

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Touchstone Variable Series Trust (the "Registrant") Registration Statement on Form N-14
To the Commission:
On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares of beneficial interest in connection with the reorganizations of the Touchstone Focused Fund and the Touchstone Large Cap Core Equity Fund into the Touchstone Common Stock Fund and the Touchstone Active Bond Fund into the Touchstone Bond Fund. Each Fund is a series of the Registrant.
Please contact Debby Eades, Esq. at 312-609-7661 or Mark Quade, Esq. at 312-609-7515 (both of Vedder Price P.C.) if you have any questions or comments regarding the filing.

Sincerely, /s/Meredyth A. Whitford-Schultz Meredyth A. Whitford-Schultz Secretary of the Registrant

Enclosures